Operating Segment and Revenue Information - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of major customers [line items]
Revenue from contracts with customers	¥ 3,197,812	¥ 3,291,188	¥ 2,097,224
Revenue that was included in contract liability balance at beginning of period	1,165	2,704
Revenue from performance obligations satisfied or partially satisfied in previous periods	57,903	48,825
Medipal Group | Customer risk concentration, net sales
Disclosure of major customers [line items]
Revenue from contracts with customers			¥ 225,962
AmerisourceBergen Group | Customer risk concentration, net sales
Disclosure of major customers [line items]
Revenue from contracts with customers	370,759	367,625
McKesson Group | Customer risk concentration, net sales
Disclosure of major customers [line items]
Revenue from contracts with customers	¥ 345,292	¥ 342,210